Summary of Significant Accounting Policies - Company's net deferred tax assets (liability) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset (liability)
Startup and organizational costs	$ 394,830	$ 234,069
Accrued expenses	268,502	140,810
Total deferred tax asset (liability)	663,332	374,879
Valuation allowance	(663,332)	(374,879)
Deferred tax asset (liability), net of allowance	$ 0	$ 0